Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide AllianzGI International Growth Fund
Supplement dated July 13, 2022
to the Prospectus dated February 28, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide AllianzGI International Growth Fund
1.
At a special meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on July 13, 2022, the Board approved the appointment of Janus Henderson Investors US LLC (“Janus”) as the new subadviser to the Nationwide AllianzGI International Growth Fund (the “Fund”), effective on or about July 18, 2022 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	All references to, and information regarding, Allianz Global Investors U.S. LLC in the Prospectus are deleted in their entirety.
b.	The Fund is renamed the “Nationwide Janus Henderson Overseas Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to provide investors with long-term capital appreciation by creating a diversified portfolio of non‑U.S. equity securities. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers that are economically tied to countries outside the United States, it also may invest up to 20% of its net assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The subadviser considers an issuer to be economically tied to a country or countries outside of the United States if the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; a majority of the issuer’s revenues are derived from outside of the United States; or a majority of the issuer’s assets are located outside of the United States. The Fund may invest in issuers located in emerging market countries, and the Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. Emerging market countries typically are developing and low‑ or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
The Fund may achieve its exposure to non‑U.S. securities either directly, including through investments in securities listed outside the United States or in U.S.-listed securities of non‑U.S. issuers, or through depositary receipts, such as American Depositary Receipts (ADRs). The Fund also may invest in Chinese companies listed on U.S. exchanges structured as variable interest entities. Many foreign securities are denominated in currencies other than the U.S. dollar. The Fund may invest in securities of companies in the real estate industry or real estate-related industries, including (but not limited to) securities of real estate investment trusts (“REITs”).
The Fund’s subadviser employs a bottom‑up approach in choosing investments, meaning that it looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In particular, the subadviser seeks to invest in companies in which it believes the market underestimates free cash-flow growth. The Fund’s portfolio includes stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the portfolio’s investment characteristics may vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser generally considers selling a security when, among other things, the security no longer reflects the subadviser’s investment thesis, the security approaches or exceeds its targeted value, there has been a change in a security’s risk/reward potential, or a better idea is identified.
d.	The information under the heading “Principal Risks” beginning on page 3 of the Prospectus is modified as follows:
i.	“Initial public offering risk” is deleted in its entirety.
ii.	The following is added as a sub‑risk under “Emerging markets risk”:
Chinese variable interest entities—there are special risks associated with investments in Chinese variable interest entities (“VIEs”). In a typical VIE structure, a shell company is set up in an offshore jurisdiction, such as the Cayman Islands. The shell company, through a wholly foreign-owned enterprise based in China, enters into service and other contracts with another Chinese company known as the VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies). Guidance prohibiting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE‑structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure or limit a VIE’s ability to pass through economic and governance rights to foreign individuals and entities. In 2021, the Chinese government issued new guidelines that unexpectedly included a specific prohibition on the use of VIE structures by Chinese educational companies. Further, if a Chinese court or arbitration body chose not to enforce the contracts, the value of the shell company would significantly decline, since it derives its value from the ability to consolidate the VIE into its financials pursuant to such contracts, and in turn, adversely affect the Fund’s returns and net asset value.
iii.	The following is added immediately following “Growth style risk”:
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
iv.	The following is added as a sub‑risk under “Country or sector risk”:
Europe and United Kingdom focus – the Fund’s investments in Europe and the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, on January 31, 2020, the United Kingdom officially withdrew from the European Union (known as “Brexit”), and on December 30, 2020, the United Kingdom and the European Union signed a trade agreement. Brexit may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.
v.	The following is added immediately following Country or sector risk”:
Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.
vi.	The following is added immediately following “Liquidity risk”:
REIT and real estate securities risk – involves the risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. In addition, REITs are subject to other risks related specifically to their structure and focus: (a) dependency on management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) the possibility of failing to qualify for special tax treatment; (i) duplicative fees; and (j) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs whose underlying properties are concentrated in a particular industry or geographic region also are subject to risks affecting such industries and regions.

Nationwide AllianzGI International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide AllianzGI International Growth Fund
Supplement dated July 13, 2022
to the Prospectus dated February 28, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide AllianzGI International Growth Fund
1.
At a special meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on July 13, 2022, the Board approved the appointment of Janus Henderson Investors US LLC (“Janus”) as the new subadviser to the Nationwide AllianzGI International Growth Fund (the “Fund”), effective on or about July 18, 2022 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	All references to, and information regarding, Allianz Global Investors U.S. LLC in the Prospectus are deleted in their entirety.
b.	The Fund is renamed the “Nationwide Janus Henderson Overseas Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to provide investors with long-term capital appreciation by creating a diversified portfolio of non‑U.S. equity securities. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers that are economically tied to countries outside the United States, it also may invest up to 20% of its net assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The subadviser considers an issuer to be economically tied to a country or countries outside of the United States if the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; a majority of the issuer’s revenues are derived from outside of the United States; or a majority of the issuer’s assets are located outside of the United States. The Fund may invest in issuers located in emerging market countries, and the Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. Emerging market countries typically are developing and low‑ or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
The Fund may achieve its exposure to non‑U.S. securities either directly, including through investments in securities listed outside the United States or in U.S.-listed securities of non‑U.S. issuers, or through depositary receipts, such as American Depositary Receipts (ADRs). The Fund also may invest in Chinese companies listed on U.S. exchanges structured as variable interest entities. Many foreign securities are denominated in currencies other than the U.S. dollar. The Fund may invest in securities of companies in the real estate industry or real estate-related industries, including (but not limited to) securities of real estate investment trusts (“REITs”).
The Fund’s subadviser employs a bottom‑up approach in choosing investments, meaning that it looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In particular, the subadviser seeks to invest in companies in which it believes the market underestimates free cash-flow growth. The Fund’s portfolio includes stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the portfolio’s investment characteristics may vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser generally considers selling a security when, among other things, the security no longer reflects the subadviser’s investment thesis, the security approaches or exceeds its targeted value, there has been a change in a security’s risk/reward potential, or a better idea is identified.
d.	The information under the heading “Principal Risks” beginning on page 3 of the Prospectus is modified as follows:
i.	“Initial public offering risk” is deleted in its entirety.
ii.	The following is added as a sub‑risk under “Emerging markets risk”:
Chinese variable interest entities—there are special risks associated with investments in Chinese variable interest entities (“VIEs”). In a typical VIE structure, a shell company is set up in an offshore jurisdiction, such as the Cayman Islands. The shell company, through a wholly foreign-owned enterprise based in China, enters into service and other contracts with another Chinese company known as the VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies). Guidance prohibiting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE‑structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure or limit a VIE’s ability to pass through economic and governance rights to foreign individuals and entities. In 2021, the Chinese government issued new guidelines that unexpectedly included a specific prohibition on the use of VIE structures by Chinese educational companies. Further, if a Chinese court or arbitration body chose not to enforce the contracts, the value of the shell company would significantly decline, since it derives its value from the ability to consolidate the VIE into its financials pursuant to such contracts, and in turn, adversely affect the Fund’s returns and net asset value.
iii.	The following is added immediately following “Growth style risk”:
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
iv.	The following is added as a sub‑risk under “Country or sector risk”:
Europe and United Kingdom focus – the Fund’s investments in Europe and the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, on January 31, 2020, the United Kingdom officially withdrew from the European Union (known as “Brexit”), and on December 30, 2020, the United Kingdom and the European Union signed a trade agreement. Brexit may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.
v.	The following is added immediately following Country or sector risk”:
Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.
vi.	The following is added immediately following “Liquidity risk”:
REIT and real estate securities risk – involves the risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. In addition, REITs are subject to other risks related specifically to their structure and focus: (a) dependency on management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) the possibility of failing to qualify for special tax treatment; (i) duplicative fees; and (j) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs whose underlying properties are concentrated in a particular industry or geographic region also are subject to risks affecting such industries and regions.